American Funds Global High-Income
Opportunities Fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

September 14, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           American Funds Global High-Income Opportunities Fund

Dear Sir or Madam:

On behalf of American Funds Global High-Income Opportunities Fund (the “fund”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the fund and the fund’s CIK number is 0001553196. If you have any questions about the enclosed, please contact me at (213) 615-0108.

Sincerely,

/s/ Katherine H. Newhall

Katherine H. Newhall

Enclosure